Property and Equipment, Net (Tables)	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Titan Pharmaceuticals Inc [Member]
Schedule of Plant Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
(in thousands of U.S. dollars)	2025	2024
Computer equipment	$5	$-
Less accumulated depreciation	-	-
Property and equipment, net	$5	$-

TALENTEC SDN. BHD. [Member]
Schedule of Plant Property and Equipment

Property and equipment, net, consisted of the following:

	As of July 31,
	2024	2025
Computer Terminal & Peripherals	$98,854	$25,871
Furniture, Fittings, Office Equipment & Renovation	105,278	112,172
Sub-total	204,132	138,043
Less: accumulated depreciation	(202,767)	(30,078)
Property and equipment, net	$1,365	$107,965